GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Save Foods, Inc. (the “Company”) was incorporated on April 1, 2009, under the laws of the State of Delaware. On April 27, 2009, the Company acquired from its stockholders 98.48% of the issued and outstanding shares of Save Foods Ltd., including preferred and common stock. Save Foods Ltd. was incorporated in 2004 and commenced its operations in 2005. Save Foods Ltd. develops, produces, and focuses on delivering innovative solutions for the food industry aimed at improving food safety and shelf life of fresh produce.

On May 13, 2021, the Company completed an underwritten public offering of 1,090,909 shares of its Common Stock for net proceeds of $10,457,862. Commencing on May 14, 2021, the Company’s Common Stock was listed on the Nasdaq Capital Market under the symbol “SVFD”.

On August 15, 2022, the Company completed an underwritten public offering of 1,600,000 shares of its Common Stock for net proceeds of $4,103,330.

B.	Reverse stock split

On October 4, 2023, following the 2023 annual meeting of stockholders (see note 9(2) below), the Company filed a Certificate of Amendment (the “Amendment”) to its Amended and Restated Certificate of Incorporation in Delaware to effect a one for seven reverse stock split of the Company’s outstanding Common Stock (the “Reverse Stock Split”). The Amendment became effective on October 5, 2023.

As a result of the Reverse Stock Split, every seven shares of the Company’s outstanding Common Stock prior to the effect of that amendment were combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split and the shares were rounded to the nearest whole number. The authorized capital and par value of the Common Stock remained unchanged.

All shares, stock option and per share information in these consolidated financial statements have been restated to reflect the Reverse Stock Split on a retroactive basis.

C.	Securities Exchange agreement with Plantify

On March 31, 2023, the Company entered into the securities exchange agreement with Plantify Foods, Inc. (“Plantify”) - see Note 3 below for further information.

D.	Stock Exchange Agreement with Yaaran Investments

On August 29, 2023, the Company closed exchange transactions (the “Exchange”), pursuant to the terms of a stock exchange agreement, entered on July 11, 2023, as amended on July 24, 2023 and August 13, 2023, by and among the Company, Save Foods Ltd., Yaaran Investments Ltd., an Israeli company (“Yaaran”), and a yet-to-be formed Israeli company (“NewCo”), (the “Exchange Agreement”). The closing conditions for the consummation of the Exchange, required, among other things, the incorporation of NewCo in the State of Israel. On August 29, 2023, NewCo was incorporated under the name of “Nitrousink, Ltd.”, and on the same date, Nitrousink, Ltd. issued the Company 4,200,000 shares, representing 60% of its share capital on a fully diluted pre-closing basis in exchange for 223,008 of Save Foods Inc. shares, issued to Yaaran on July 27, 2023, which amount represented 19.99% of the Company’s outstanding capital stock as of immediately prior to the Exchange (and 16.66% of the Company’s outstanding capital stock as of immediately following the Exchange). See also note 4(13) below. As a result, Nitrousink, Ltd. became a majority-owned subsidiary of the Company.

As part of the Exchange Agreement, the Company has committed to support Nitrousink’s commercialization efforts of certain technologies researched and developed (the “License”) together with the Government of Israel on behalf of the State of Israel, represented by the Head of Agricultural Research Organization and the Treasurer of A.R.O., by making available up to $1.2 million in three conditional installments.

At the Exchange date, Nitrousink was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License representing IPR&D had no alternative future use and therefore the entire purchase price allocated to the acquired IPR&D was charged to expense at the acquisition date as part of “Research and Development expenses” in the accompanying consolidated statement of operations for the nine months ended September 30, 2023.

E.	Going concern uncertainty

Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $28 million. The Company has financed its operations mainly through financing by the issuance of the Company’s equity from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of September 30, 2023, management currently is of the opinion that its existing cash will be sufficient to fund operations until the middle of the third quarter of 2024. As a result, there is substantial doubt regarding the Company’s ability to continue as a going concern.

Management plans to continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them, on favorable terms, or at all. If the Company is unsuccessful in securing sufficient financing, it may need to cease operations (See also note 9(1)).

The financial statements do not include adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 1 – GENERAL

A.	Operations

Save Foods, Inc. (the “Company”) was incorporated on April 1, 2009, under the laws of the State of Delaware. On April 27, 2009, the Company acquired from its stockholders 98.48% of the issued and outstanding shares of Save Foods Ltd. (the Company and Save Foods Ltd. collectively, the “Group”), including preferred and Common Stock. Save Foods Ltd. was incorporated in 2004 and commenced its operations in 2005. Save Foods Ltd. develops, produces, and focuses on delivering innovative solutions for the food industry aimed at improving food safety and shelf life of fresh produce.

On May 13, 2021, the Company completed an underwritten public offering of 155,845 shares of its Common Stock for net proceeds of $10,457,862. Commencing on May 14, 2021, The Company’s common stock was listed on the Nasdaq Capital under the symbol “SVFD”.

On August 15, 2022, the Company completed an underwritten public offering of 228,572 shares of its Common Stock at a price to the public of $21.00 per share. The gross proceeds to the Company from this offering were $4,800,000, before deducting underwriting discounts, commissions and other offering expenses, and excluding the exercise of the over-allotment option by the underwriter, which was not exercised in an amount totaling $696,670 resulting in net proceeds of $4,103,330 The Company granted the underwriter a 45-day option to purchase up to 34,286 additional shares of Common Stock of the Company to cover over-allotments at the public offering price, less the underwriting discounts and commissions. In addition, the Company issued to the underwriter as compensation, warrants to purchase up to 11,429 shares of Common Stock (5% of the aggregate number of shares of Common Stock sold in this offering). The underwriter’s warrants are exercisable at a per share exercise price equal to 125% of the public offering price per share in this offering ($26.25). The underwriter’s warrants are exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the effective date of the registration statement.

B.	Reverse stock split 2021

On February 23, 2021, the Company amended its Certificate of Incorporation to effect a 7 to 1 reverse stock split of the Company’s outstanding Common Stock.

As a result of the reverse stock split, every 7 shares of the Company’s outstanding Common Stock prior to the effect of that amendment were combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged.

All share, stock option and per share information in these consolidated financial statements have been restated to reflect the stock split.

C.	Reverse stock split 2023

On October 4, 2023, following the 2023 annual meeting of stockholders, the Company filed a Certificate of Amendment (the “Amendment”) to its Amended and Restated Certificate of Incorporation in Delaware to effect a one for seven reverse stock split of the Company’s outstanding Common Stock (the “Reverse Stock Split”). The Amendment became effective on October 5, 2023.

As a result of the Reverse Stock Split, every seven shares of the Company’s outstanding Common Stock prior to the effect of that Amendment were combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split and the shares were rounded to the nearest whole number. The authorized capital and par value of the Common Stock remained unchanged.

All share, stock option and per share information in these consolidated financial statements were adjusted retroactively for all periods presented in these financial statements.

SAVE FOODS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (continue)

D.	Liquidity

Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $22,837,827 as of December 31, 2022. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of the date of these financial statements, management is of the opinion that its existing cash will be sufficient to meet its obligations for a period which is longer than 12 months from the date of the approval of these consolidated financial statements.